Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Current Assets
Cash and cash equivalents	$ 256.4	$ 229.7
Trade receivables, less allowance for doubtful accounts	313.7	347.5
Inventories:
Finished products	618.9	643.5
Raw materials	326.6	318.1
Total Inventories	945.5	961.6
Other current assets	79.6	104.7
Total Current Assets	1,595.2	1,643.5
Property, Plant, and Equipment
Land and land improvements	98.5	89.6
Buildings and fixtures	494.4	460.2
Machinery and equipment	1,267.5	1,160.3
Construction in progress	124.9	143.0
Property, Plant, and Equipment, Gross	1,985.3	1,853.1
Accumulated depreciation	(842.8)	(757.0)
Total Property, Plant, and Equipment	1,142.5	1,096.1
Other Noncurrent Assets
Goodwill	3,052.9	3,054.6
Other intangible assets - net	3,089.4	3,187.0
Other noncurrent assets	151.8	134.0
Total Other Noncurrent Assets	6,294.1	6,375.6
Total Assets	9,031.8	9,115.2
Current Liabilities
Accounts payable	285.8	274.7
Accrued compensation	69.5	83.3
Accrued trade marketing and merchandising	57.4	62.1
Dividends payable	55.4	52.9
Current portion of long-term debt	50.0	50.0
Other current liabilities	78.7	93.9
Total Current Liabilities	596.8	616.9
Noncurrent Liabilities
Long-term debt	1,967.8	2,020.5
Defined benefit pensions	163.0	147.6
Other postretirement benefits	67.1	68.8
Deferred income taxes	987.2	992.7
Other noncurrent liabilities	101.1	105.3
Total Noncurrent Liabilities	3,286.2	3,334.9
Total Liabilities	3,883.0	3,951.8
Shareholders' Equity
Serial preferred shares - no par value: Authorized - 6,000,000 shares; outstanding - none	0	0
Common shares - no par value: Authorized - 150,000,000 shares; outstanding - 106,486,935 at April 30, 2013, and 110,284,715 at April 30, 2012 (net of 22,118,230 and 18,320,450 treasury shares, respectively), at stated value	26.6	27.6
Additional capital	4,125.1	4,261.2
Retained income	1,075.5	961.2
Amount due from ESOP Trust	(1.8)	(2.6)
Accumulated other comprehensive loss	(76.6)	(84.0)
Total Shareholders' Equity	5,148.8	5,163.4
Total Liabilities and Shareholders' Equity	$ 9,031.8	$ 9,115.2